REVENUE - Product (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue
Gold revenue	$ 611,080	$ 471,419
Silver revenue	7,987	6,524
Revenue from contracts with customers	619,067	477,943
Dore
Revenue
Gold revenue	432,174	322,078
Silver revenue	2,854	2,145
Concentrate
Revenue
Gold revenue	178,906	149,341
Silver revenue	$ 5,133	$ 4,379